Cozad Small Cap Value Fund
FUND SUMMARY
Investment Objective:
The Fund’s objective is capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 7 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Cozad Small Cap Value Fund	Class A	Class I	Class N
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load)	none	none	none
Redemption Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Cozad Small Cap Value Fund		Class A	Class I	Class N
Management Fees		1.30%	1.30%	1.30%
Distribution and Service (12b-1) Fees		0.25%	none	0.25%
Other Expenses		0.73%	0.73%	0.73%
Total Annual Fund Operating Expenses		2.28%	2.03%	2.28%
Fee Waiver and Expense Reimbursement	[1]	(0.73%)	(0.73%)	(0.73%)
Total Annual Fund Operating Expenses After Fee Waiver		1.55%	1.30%	1.55%
[1]	The Fund's Adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2017 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.55%, 1.30% or 1.55% of the Fund's average daily net assets attributable to Class A, Class I or Class N shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three fiscal years after the fiscal year end during which the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits. These agreements may be terminated only by the Trust's Board of Trustees, on 60 days' written notice to the Fund's adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Cozad Small Cap Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	724	1,180	1,662	2,987
Class I	132	566	1,026	2,300
Class N	158	642	1,154	2,559

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2016, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its objective by making intermediate and long-term investments in domestic, publicly-traded equity securities of small capitalization companies. Fund investment positions are generally held for 12 to 18 months, although longer or shorter holding periods may occur. Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of borrowings, if any) will be invested in securities of small capitalization companies (“80% investment policy”). For purposes of the 80% investment policy, the Fund defines a small capitalization company as one with a market capitalization of up to $3 billion.

Cozad Asset Management, Inc. (the “Adviser”) has developed and implemented a proprietary investment system focused on appreciation of publicly-traded small capitalization U.S. equities through intermediate- and long-term investment (the “Cozad Small-Cap Value Strategy”). The Cozad Small-Cap Value Strategy is guided by a proprietary initial screening system for companies included in the New York Stock Exchange, NASDAQ and AMEX. The Adviser applies a quantitative screen against the domestically traded equities listed on those exchanges, which narrows the investable universe of securities to approximately 300. The quantitative screen considers such factors as the security’s price to earnings ratio, price to cash flow ratio, cash flow to earnings ratio, debt to equity ratio, one year price history, dividend yield and dividend history. This screen aids in uncovering potentially undervalued securities that have a reasonable risk profile relative to the benchmark. A secondary, fundamental analysis is applied to further narrow the number of investable securities that prioritizes understanding and limiting the risks of the individual securities and portfolio as a whole. A computer-based mathematical program is then used to aid in determining the final composition of securities in the Fund’s portfolio.

Through the use of these screens, the Adviser attempts to actively monitor both macro and micro drivers of perceived risk. Accordingly, the management team may adjust individual, industry, sector or other factor-related weights in an attempt to limit perceived downside risk. The Adviser may, from time to time based on its analysis of market signals in conjunction with the Cozad Small-Cap Value Strategy, liquidate investment positions and hold the proceeds in money market funds, other highly liquid obligations or the electronically-traded iShares Russell 2000 Value Index Fund. The Adviser expects to re-balance the Fund’s portfolio of securities three to four times each calendar year based on investment performance.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

• Equity Securities Risk: Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, or a particular company.

• Management Risk: The Adviser’s reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the tactical allocation among the Fund’s investments may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall equity and fixed income securities market risks affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

• Small Capitalization Stock Risk: The price of small capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

• Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs and may result in higher taxes when Fund shares are held in a taxable account.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. Although Class A and N shares would have similar annual returns to Class I shares because the classes are invested in the same portfolio of securities, the returns for Class A and N shares would be different from Class I shares because Class A and N shares have different expenses than Class I shares. The performance table compares the performance of the Fund over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. The Fund acquired all of the assets and liabilities of Cozad Small Cap Value Fund I, LP (the “Predecessor Fund”) in a tax-free reorganization on July 1, 2014 (the “Reorganization”). In connection with the Reorganization, shares of the Predecessor Fund were exchanged for Class I shares of the Fund. The performance information set forth below for Class I shares includes the historical performance of the Predecessor Fund for periods prior the Reorganization. The Predecessor Fund was not registered under the Investment Company Act of 1940 (the “1940 Act”) and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the Predecessor Fund had been registered under the 1940 Act, its performance may have been adversely affected. Updated performance information will be available at no cost by visiting www.cozadfunds.com or by calling 1-855-528-0707.

Class I Performance Bar Chart For Calendar Years Ended December 31

Best Quarter	15.38%	December 31, 2011
Worst Quarter	(18.23)%	September 30, 2011
The Fund’s year-to-date return as of September 30, 2016, was 10.64%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2015)
Average Annual Total Returns - Cozad Small Cap Value Fund		Label	1 Year	5 Years	Since Inception		Since Inception		Inception Date
Class I	[1]	Return before taxes	(11.64%)	8.00%	10.98%	[2]			Sep. 30, 2010
Class I | Return after taxes on distributions	[1]		(12.17%)	7.76%	10.75%
Class I | Return after taxes on distributions and sale of fund shares	[1]		(6.17%)	6.29%	8.75%
Class A		Return before taxes	(16.93%)				(10.59%)	[3]	Jul. 01, 2014
Class N		Return before taxes	(11.81%)				(6.96%)	[3]	Jul. 01, 2014
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)			(7.47%)	7.67%	10.25%		(5.02%)
[1]	As a result of the different tax treatment of the Predecessor Fund, we are unable to calculate after-tax returns for the periods prior to the Reorganization. The Predecessor Fund did not have a distribution policy. It was an unregistered limited liability company, did not qualify as a regulated investment company for federal income tax purposes and it did not pay dividends and distributions. As the Fund acquired all of the assets and liabilities of the Predecessor Fund on July 1, 2014, the Fund does not yet have a full calendar year of after tax performance to show.
[2]	Since September 30, 2010.
[3]	Since July 1, 2014.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.